DEPOSITS	12 Months Ended
Dec. 31, 2019
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2019	2018	2017
	(In thousands)
Savings and interest-bearing checking	$5,371	$4,146	$1,530
Reciprocal	6,024	1,292	342
Time	7,148	5,343	4,288
Brokered time	4,882	3,697	615
Total	$23,425	$14,478	$6,775

Aggregate time deposits in denominations of $0.25 million or more amounted to $71.5 million and $74.0 million at December 31, 2019 and 2018, respectively.

A summary of the maturity of time deposits at December 31, 2019, follows:

(In thousands)

2020	$501,609
2021	73,398
2022	13,929
2023	15,136
2024	5,020
2025 and thereafter	445
Total	$609,537

Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2019	2018
	(In thousands)
Demand	$383,953	$114,503
Money market	4,416	8,577
Time	42,658	58,992
Total	$431,027	$182,072